Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Contractual obligations table
Amounts in thousands of U.S. Dollars
December 31, 2013	$14,370
December 31, 2014	3,628
December 31, 2015	3,754
December 31, 2016	1,926
Total	$23,678